Discontinued Operations - Summary of Detailed Information about assets held for sale (Detail) ₺ in Thousands, $ in Thousands			12 Months Ended
	Jul. 23, 2019 TRY (₺)	Jul. 23, 2019 USD ($)	Dec. 31, 2019 TRY (₺)
Consideration received or receivable:
Gain on sale after income tax			₺ 772,436
Fintur [member]
Consideration received or receivable:
Cash			2,229,595
Total disposal consideration			2,229,595
Carrying amount of net assets sold			(1,825,292)
Gain on sale before income tax and reclassification of foreign currency translation reserve			404,303
Reclassification of foreign currency translation reserve			368,133
Gain on sale after income tax			₺ 772,436
Compensation Expense	₺ 59,224	$ 10,448